BRANDYWINEGLOBAL—GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 45.9%
Brazil - 5.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	301,900,000	BRL	$55,944,671
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	91,165,000	BRL	16,214,126
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	94,695,000	BRL	16,356,372
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	176,000,000	BRL	29,587,936

Total Brazil					118,103,105

Colombia - 6.3%
Colombian TES, Bonds	6.000%	4/28/28	205,550,000,000	COP	35,412,097
Colombian TES, Bonds	7.000%	3/26/31	152,300,000,000	COP	25,179,525
Colombian TES, Bonds	9.250%	5/28/42	378,180,000,000	COP	64,214,978
Colombian TES, Bonds	7.250%	10/26/50	68,890,000,000	COP	9,175,930

Total Colombia					133,982,530

Germany - 5.3%
Bundesrepublik Deutschland Bundesanleihe, Bonds	1.700%	8/15/32	110,060,000	EUR	113,673,995	(a)

Malaysia - 0.5%
Malaysia Government Bond	3.899%	11/16/27	45,970,000	MYR	10,578,113

Mexico - 12.7%
Mexican Bonos, Bonds	8.000%	11/7/47	837,200,000	MXN	41,379,144
Mexican Bonos, Bonds	8.000%	7/31/53	922,700,000	MXN	45,392,283
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,133,100,000	MXN	61,928,757
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,196,300,000	MXN	63,428,463
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,198,000,000	MXN	58,011,588

Total Mexico					270,140,235

New Zealand - 0.8%
New Zealand Government Bond	2.750%	5/15/51	38,120,000	NZD	17,691,171

Poland - 4.2%
Republic of Poland Government Bond	1.750%	4/25/32	548,900,000	PLN	90,260,447

Russia - 0.0%††
Russian Federal Bond - OFZ	7.650%	4/10/30	859,000,000	RUB	553,123	*(b)

South Africa - 3.8%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,127,900,000	ZAR	39,896,177
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	933,000,000	ZAR	40,343,538

Total South Africa					80,239,715

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Opportunities Bond Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL—GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Korea - 6.8%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	158,400,000,000	KRW	$110,445,356
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	62,000,000,000	KRW	35,070,280

Total South Korea					145,515,636

TOTAL SOVEREIGN BONDS (Cost - $1,166,729,499)					980,738,070

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.5%
U.S. Government Obligations - 29.5%
U.S. Treasury Bonds	1.875%	11/15/51	51,690,000		35,220,880
U.S. Treasury Bonds	2.250%	2/15/52	155,300,000		115,886,559
U.S. Treasury Bonds	3.000%	8/15/52	115,780,000		101,741,675
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	4.768%	7/31/24	71,425,000		71,366,134	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	4.931%	1/31/25	130,440,000		130,528,678	(c)
U.S. Treasury Notes	1.875%	2/15/32	56,500,000		49,603,027
U.S. Treasury Notes	3.500%	2/15/33	126,310,000		126,517,227

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $672,932,141)					630,864,180

MORTGAGE-BACKED SECURITIES - 12.8%
FHLMC - 6.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	34,233,181		34,196,139
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	54,267,038		53,218,792
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	52,925,155		53,506,929

Total FHLMC					140,921,860

FNMA - 6.2%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	45,600,266		44,719,429
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	49,837,693		49,751,430
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	38,333,632		38,755,010

Total FNMA					133,225,869

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $269,203,007)					274,147,729

CORPORATE BONDS & NOTES - 7.6%
FINANCIALS - 7.6%
Banks - 2.0%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	5.560%	3/14/25	42,300,000		42,233,330	(c)(d)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL—Global Opportunities Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 5.6%
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	39,900,000		$40,205,844
Jackson National Life Global Funding, Secured Notes (SOFR + 1.150%)	5.999%	6/28/24	38,470,000		38,204,093	(c)(d)
Macquarie Group Ltd., Senior Notes	6.207%	11/22/24	41,040,000		41,728,840	(d)

Total Capital Markets					120,138,777

TOTAL CORPORATE BONDS & NOTES (Cost - $161,692,121)					162,372,107

COLLATERALIZED MORTGAGE OBLIGATIONS (e) - 0.2%
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%) (Cost - $4,404,055)	2.890%	3/22/44	3,580,342	EUR	3,366,252	(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,274,960,823)					2,051,488,338

			SHARES
SHORT-TERM INVESTMENTS - 2.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $58,965,234)	4.617%		58,965,234		58,965,234	(f)(g)

TOTAL INVESTMENTS - 98.8% (Cost - $2,333,926,057)					2,110,453,572
Other Assets in Excess of Liabilities - 1.2%					26,174,706

TOTAL NET ASSETS - 100.0%					$2,136,628,278

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Opportunities Bond Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL—GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of March 31, 2023.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Rate shown is one-day yield as of the end of the reporting period.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $58,965,234 and the cost was $58,965,234 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

See Notes to Schedule of Investments.

4	BrandywineGLOBAL—Global Opportunities Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	1,100	6/23	$133,541,617	$133,254,693	$(286,924)
U.S. Treasury Ultra Long- Term Bonds	207	6/23	28,066,099	29,212,875	1,146,776

Net unrealized appreciation on open futures contracts					$859,852

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	12,000,000	USD	2,293,578	HSBC Securities Inc.	4/19/23	$66,661
USD	2,722,196	BRL	14,380,000	HSBC Securities Inc.	4/19/23	(106,157)
USD	48,628,775	BRL	251,970,000	HSBC Securities Inc.	4/19/23	(930,347)
PLN	36,500,000	USD	8,343,239	HSBC Securities Inc.	4/20/23	102,403
PLN	6,400,000	USD	1,431,297	National Australia Bank Ltd.	4/20/23	49,583
MYR	38,300,000	USD	8,734,282	Barclays Bank PLC	4/21/23	(42,782)
MYR	120,400,000	USD	26,974,347	Barclays Bank PLC	4/21/23	348,278
USD	41,252,286	MYR	185,000,000	Barclays Bank PLC	4/21/23	(730,154)
USD	185,997,392	MXN	3,566,500,000	Citibank N.A.	4/24/23	(10,995,796)
USD	4,138,965	MXN	75,200,000	Morgan Stanley & Co. Inc.	4/24/23	(14,656)
USD	4,159,993	MXN	78,100,000	UBS Securities LLC	4/24/23	(153,807)
CAD	4,190,000	USD	3,136,094	Citibank N.A.	4/25/23	(34,710)
CAD	80,410,000	USD	59,723,996	Citibank N.A.	4/25/23	(205,555)
CAD	143,030,000	USD	105,750,356	JPMorgan Chase & Co.	4/25/23	118,600
COP	17,110,000,000	USD	3,538,048	JPMorgan Chase & Co.	4/27/23	115,720
COP	20,510,000,000	USD	4,221,033	JPMorgan Chase & Co.	4/27/23	158,790
COP	40,920,000,000	USD	8,881,943	JPMorgan Chase & Co.	4/27/23	(143,651)
COP	61,150,000,000	USD	13,288,567	JPMorgan Chase & Co.	4/27/23	(230,245)
USD	11,793,951	COP	56,460,000,000	JPMorgan Chase & Co.	4/27/23	(262,842)
USD	62,523,736	COP	294,690,000,000	JPMorgan Chase & Co.	4/27/23	(406,059)
USD	15,318,266	EUR	14,230,000	Barclays Bank PLC	5/5/23	(144,653)
EUR	56,840,000	USD	62,074,396	Citibank N.A.	5/5/23	(309,652)
EUR	4,850,000	USD	5,166,917	JPMorgan Chase & Co.	5/5/23	103,297
EUR	103,550,000	USD	111,056,754	JPMorgan Chase & Co.	5/5/23	1,465,049
EUR	255,080,000	USD	278,815,194	JPMorgan Chase & Co.	5/5/23	(1,634,496)
EUR	9,870,000	USD	10,631,046	UBS Securities LLC	5/5/23	94,113

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Opportunities Bond Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL—GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	1,046,300,000	USD	102,034,746	HSBC Securities Inc.	5/8/23	$(1,012,924)
USD	100,277,457	SEK	1,046,300,000	HSBC Securities Inc.	5/8/23	(744,365)
THB	782,100,000	USD	23,440,731	HSBC Securities Inc.	5/12/23	(465,430)
USD	4,062,207	ZAR	74,200,000	Goldman Sachs Group Inc.	5/15/23	(88,561)
USD	75,856,170	ZAR	1,356,900,000	HSBC Securities Inc.	5/15/23	(49,183)
ZAR	69,400,000	USD	3,820,697	UBS Securities LLC	5/15/23	61,558
GBP	71,440,000	USD	86,221,436	JPMorgan Chase & Co.	6/2/23	2,020,565
USD	71,233,741	KRW	92,580,000,000	Citibank N.A.	6/9/23	(184,912)
USD	13,250,787	JPY	1,754,000,000	Barclays Bank PLC	6/16/23	(110,728)
USD	63,081,600	JPY	8,155,000,000	Citibank N.A.	6/16/23	958,935
JPY	62,014,000,000	USD	461,533,882	JPMorgan Chase & Co.	6/16/23	10,872,609
USD	104,796,643	JPY	13,762,000,000	JPMorgan Chase & Co.	6/16/23	(38,686)
NOK	1,065,000,000	USD	101,586,272	Morgan Stanley & Co. Inc.	6/23/23	522,852
USD	4,002,022	NOK	42,000,000	Morgan Stanley & Co. Inc.	6/23/23	(24,817)
NZD	45,600,000	USD	28,430,907	Barclays Bank PLC	6/26/23	80,958

Net unrealized depreciation on open forward foreign currency contracts						$(1,925,197)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL—Global Opportunities Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL—Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

7

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$980,738,070	—	$980,738,070
U.S. Government & Agency Obligations	—	630,864,180	—	630,864,180
Mortgage-Backed Securities	—	274,147,729	—	274,147,729
Corporate Bonds & Notes	—	162,372,107	—	162,372,107
Collateralized Mortgage Obligations	—	3,366,252	—	3,366,252

Total Long-Term Investments	—	2,051,488,338	—	2,051,488,338

Short-Term Investments†	$58,965,234	—	—	58,965,234

Total Investments	$58,965,234	$2,051,488,338	—	$2,110,453,572

Other Financial Instruments:
Futures Contracts††	$1,146,776	—	—	$1,146,776
Forward Foreign Currency Contracts††	—	$17,139,971	—	17,139,971

Total Other Financial Instruments	$1,146,776	$17,139,971	—	$18,286,747

Total	$60,112,010	$2,068,628,309	—	$2,128,740,319

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$286,924	—	—	$286,924
Forward Foreign Currency Contracts††	—	$19,065,168	—	19,065,168

Total	$286,924	$19,065,168	—	$19,352,092

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

9

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$26,323,460	$423,006,107	423,006,107	$390,364,333	390,364,333

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$645,470	—	$58,965,234

10